Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,313,450
Previously Paid Amount	0.00
Total Fee Amount	3,333.27
Total Offset Amount	0.00
Net Fee	3,333.27
Narrative - Max Aggregate Offering Price	$ 38,313,450
Final Prospectus	true